Summary of Business and Significant Accounting Policies - Depreciation and Amortization Policies for Property and Equipment (Details)	12 Months Ended
Dec. 31, 2017
Buildings | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	35 years
Furniture and fixtures | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	5 years
Furniture and fixtures | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	15 years
Equipment, general office and computer | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	3 years
Equipment, general office and computer | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	5 years
Software developed for internal use | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	3 years
Software developed for internal use | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	5 years